UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number 811-21281

                       OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                            (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  August 31

Date of reporting period:  June 2, 2003 - August 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

The Fund purchases a bank warranty to make up any shortfall between the Fund's protected amount and the Fund's net asset value (NAV) on the maturity date (August 5, 2010). The bank warranty is solely the obligation of the warranty provider to the Fund, not to shareholders. To obtain a copy, free of charge, of the most recent annual report of the "Warranty Provider," Merrill Lynch Bank USA, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). The bank warranty does not refer to the performance of the Fund. The ability of the Fund to protect the value of your original investment is dependent on the ability of the bank to make a payment to the Fund on the maturity date. The shareholder's protected amount will be reduced by any redemptions of Fund shares or distributions taken in cash, sales charges and extraordinary fund expenses.

The principal risks of an investment in the Fund during the Protection Period and the Post-Protection Period are those generally attributable to investing in stocks and debt securities. Because the Fund invests in both stocks and debt securities during the Protection Period, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when debt securities are in favor.

Shareholders could lose money by investing in this Fund. A shareholder's protected amount will be reduced, as more fully described in the prospectus, if the shareholder takes any dividends or distributions in cash instead of reinvesting them in additional shares of the Fund, redeems any shares before the Maturity Date, if there are extraordinary expenses incurred by the Fund (as such expenses are not covered by the Warranty Agreement), if the Fund or the Manager fails to perform certain obligations under the Warranty Agreement, or if the Warranty Provider fails to or is unable to meet its obligations under the Warranty Agreement.



              3 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES  Continued
--------------------------------------------------------------------------------

Distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The warranty provider's obligation to make payment to the Fund is not guaranteed by any entity and the Fund is not obligated to replace the warranty provider should it be unable to make the payments necessary to support the protected amount. The bank warranty increases the Fund's expenses that you pay and therefore the expenses of this Fund will be higher than the expenses of a Fund that does not offer principal protection.

The Fund offered its shares to the public from May 30, 2003 through July 31, 2003. From August 5, 2003, and until August 5, 2010, shares of the Fund will only be issued upon reinvestment of dividends and distributions.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



              4 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF INVESTMENTS  August 31, 2003
--------------------------------------------------------------------------------

                                                                         Market Value
                                                             Shares        See Note 1
-------------------------------------------------------------------------------------
Investments in Affiliated Companies Equity Funds--66.4%
Oppenheimer Main Street Fund-Class Y (Cost $170,007,943)   5,966,791     $177,512,024


                                                          Principal
                                                             Amount
-------------------------------------------------------------------------------------
U.S. Government Obligations--33.4%
U.S. Treasury Bonds, STRIPS, 4.14%, 5/15/10 1
(Cost $89,438,225)                                      $117,700,000       89,421,633
-------------------------------------------------------------------------------------
Joint Repurchase Agreements--0.3%
Undivided interest of 0.15% in joint repurchase
agreement (Principal Amount/Market Value
$490,175,000, with a maturity value of
$490,229,464) with DB Alex Brown LLC, 1%, dated
8/29/03, to be repurchased at $728,081 on 9/2/03,
collateralized by U.S. Treasury Bonds,
3.875%--6.125%, 4/15/29--8/15/29, with a value of
$501,018,679 (Cost $728,000)                                 728,000          728,000

-------------------------------------------------------------------------------------
Total Investments, at Value (Cost $260,174,168)                100.1%     267,661,657
-------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                           (0.1)        (233,189)
                                                        -----------------------------
Net Assets                                                     100.0%    $267,428,468
                                                        =============================


Footnotes to Statement of Investments

1. Zero coupon bond reflects effective yield on the date of purchase.

See accompanying Notes to Financial Statements.



              5 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2003
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------
Assets
Investments, at value (cost $260,174,168)--see accompanying statement    $ 267,661,657
---------------------------------------------------------------------------------------
Cash                                                                           124,248
---------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                            61
                                                                          ------------
Total assets                                                               267,785,966

---------------------------------------------------------------------------------------
Liabilities

Payables and other liabilities:
Warranty agreement fees                                                        117,467
Shares of beneficial interest redeemed                                          89,351
Distribution and service plan fees                                              79,548
Registration and filing fees                                                    21,068
Shareholder reports                                                             17,287
Legal, auditing and other professional fees                                     15,000
Transfer and shareholder servicing agent fees                                    9,728
Trustees' compensation                                                           5,000
Other                                                                            3,049
---------------------------------------------------------------------------------------
Total liabilities                                                              357,498

---------------------------------------------------------------------------------------
Net Assets                                                                $267,428,468
                                                                          ============

---------------------------------------------------------------------------------------
Composition of Net Assets

Par value of shares of beneficial interest                                $     26,017
---------------------------------------------------------------------------------------
Additional paid-in capital                                                 260,036,361
---------------------------------------------------------------------------------------
Accumulated net investment loss                                                (82,173)
---------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                       (39,226)
---------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                   7,487,489
                                                                          ------------
Net Assets                                                                $267,428,468
                                                                          ============





              6 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$78,758,485 and 7,658,196 shares of beneficial interest outstanding)      $10.28
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                  $10.91
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $122,967,551 and 11,965,387 shares of beneficial interest
outstanding)                                                              $10.28
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $60,270,884 and 5,864,659 shares of beneficial interest
outstanding)                                                              $10.28
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,431,548 and 528,325 shares of beneficial interest
outstanding)                                                              $10.28



See accompanying Notes to Financial Statements.



              7 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF OPERATIONS  For the Period Ended August 31, 2003 1
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
Investment Income
Interest, including amortization of discounts                           $  407,279

-----------------------------------------------------------------------------------
Expenses

Management fees                                                            115,988
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                     22,530
Class B                                                                    157,341
Class C                                                                     77,995
Class N                                                                      4,554
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      7,071
Class B                                                                     11,262
Class C                                                                      5,509
Class N                                                                        531
-----------------------------------------------------------------------------------
Warranty fees                                                              117,467
-----------------------------------------------------------------------------------
Shareholder reports                                                         19,000
-----------------------------------------------------------------------------------
Legal, auditing and other professional fees                                 15,000
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                  5,000
-----------------------------------------------------------------------------------
Trustees' compensation                                                       5,000
-----------------------------------------------------------------------------------
Other                                                                       10,004
                                                                        -----------
Total expenses                                                             574,252
Less reimbursement of management fees                                      (72,380)
Less voluntary reimbursement of duplicate expenses from
underlying fund                                                            (31,314)
Less voluntary reimbursement to maintain yield--Class B                    (32,906)
Less voluntary reimbursement to maintain yield--Class C                    (16,836)
                                                                        -----------
Net expenses                                                               420,816

-----------------------------------------------------------------------------------
Net Investment Loss                                                        (13,537)

-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized loss on investments                                           (32,352)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                     7,487,489


-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                    $7,441,600
                                                                        ===========


1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.



See accompanying Notes to Financial Statements.



              8 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            Period
                                                                             Ended
                                                                        August 31,
                                                                            2003 1
-----------------------------------------------------------------------------------
Operations
Net investment loss                                                   $    (13,537)
-----------------------------------------------------------------------------------
Net realized loss                                                          (32,352)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation                                    7,487,489
Net increase in net assets resulting from operations                     7,441,600


-----------------------------------------------------------------------------------
Beneficial Interest Transactions

Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                 76,527,144
Class B                                                                119,572,316
Class C                                                                 58,607,625
Class N                                                                  5,279,783

-----------------------------------------------------------------------------------
Net Assets

Total increase                                                         267,428,468
-----------------------------------------------------------------------------------
Beginning of period                                                             --
                                                                      -------------
End of period [including accumulated net investment loss
of $82,173 for the period ended August 31, 2003]                      $267,428,468
                                                                      =============

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.



See accompanying Notes to Financial Statements.



              9 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Class A       Class B
                                                               Period        Period
                                                                Ended         Ended
                                                           August 31,    August 31,
                                                                2003 1       2003 1
------------------------------------------------------------------------------------
Per Share Operating Data
------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.00      $10.00
------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                -- 2        -- 2
Net realized and unrealized gain                                  .28         .28
                                                              ----------------------
Total from investment operations                                  .28         .28
------------------------------------------------------------------------------------
Net asset value, end of period                                 $10.28      $10.28
                                                              ======================

------------------------------------------------------------------------------------
Total Return, at Net Asset Value 3                               2.80%       2.80%

------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)                      $78,758    $122,968
------------------------------------------------------------------------------------
Average net assets (in thousands)                             $39,416    $ 64,461
------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     0.35%      (0.20)%
Total expenses                                                   1.13% 5     1.88% 6
Less reimbursement of management fees during offering period    (0.32)%     (0.32)%
Less reimbursement to maintain yield                               --       (0.31)%
                                                              ----------------------
Net expenses                                                     0.81% 7     1.25% 7
------------------------------------------------------------------------------------
Portfolio turnover rate                                            12%         12%



1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid before voluntary reimbursement of underlying fund expenses was 1.38%.

6. Expenses paid before voluntary reimbursement of underlying fund expenses was 2.13%.

7. For this period reduction to custodian expenses was zero.

See accompanying Notes to Financial Statements.



              10 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                               Class C      Class N
                                                                Period       Period
                                                                 Ended        Ended
                                                            August 31,   August 31,
                                                                2003 1       2003 1
-------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                           $ 10.00      $ 10.00
-------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                 -- 2         -- 2
Net realized and unrealized gain                                   .28          .28
                                                                  -------------------
Total from investment operations                                   .28          .28
-------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.28       $10.28
                                                               ======================

-------------------------------------------------------------------------------------
Total Return, at Net Asset Value 3                                2.80%        2.80%

-------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)                        $60,271      $5,432
-------------------------------------------------------------------------------------
Average net assets (in thousands)                               $31,946      $3,713
-------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     (0.20)%       0.06%
Total expenses                                                    1.88% 5      1.38% 6
Less reimbursement of management fees during offering period     (0.32)%      (0.32)%
Less reimbursement to maintain yield                             (0.32)%         --
                                                               ----------------------
Net expenses                                                      1.24% 7      1.06% 7
-------------------------------------------------------------------------------------
Portfolio turnover rate                                             12%          12%



1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid before voluntary reimbursement of underlying fund expenses was 2.13%.

6. Expenses paid before voluntary reimbursement of underlying fund expenses was 1.63%.

7. For this period reduction to custodian expenses was zero.

See accompanying Notes to Financial Statements.



              11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Principal Protected Main Street Fund (the Fund), a series of Oppenheimer Principal Protected Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks capital preservation in order to have a net asset value on the Maturity Date at least equal to your original investment (the Warranty Amount) (net of any sales charges and less your share of extraordinary expenses and the proportional reduction of dividends paid in cash and redemption of the Fund shares). The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

   Shares of the Fund were offered during the Offering Period (June 2, 2003 to July 31, 2003). Shares are not offered during the Warranty Period (August 5, 2003 to August 5, 2010) to the Maturity Date (August 5, 2010) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the Fund will seek capital preservation, and secondarily high total return by allocating its assets between Oppenheimer Main Street Fund and certain U.S. government securities.

   The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 88 months after the date of purchase.

   The following is a summary of significant accounting policies consistently followed by the Fund.


--------------------------------------------------------------------------------
Warranty Agreement. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA (the Warranty Provider) to try to make sure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period. This value will include net income, if any, earned by the Fund during the offering period and reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced warranty amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to his or her Warranty Amount.



              12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

   The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc., the United States Government, the Manager, or any other entity or person.

   The Warranty Agreement requires the Manager to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Fund fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders.

   The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. For the fiscal year ended August 31, 2003, the amount accrued for Warranty Agreement fees was $117,467.


--------------------------------------------------------------------------------
Securities Valuation. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

   During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturity approximately equal to the period remaining in the Warranty Period. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees.

   The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main Street Fund (the Underlying Fund). The net asset value of the Underlying Fund is determined as of the close of The New York Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.


--------------------------------------------------------------------------------
Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.



              13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.

                                                                 Net Unrealized
                                                                   Appreciation
              Undistributed Undistributed   Accumulated        Based on Cost of
              Net Investment    Long-Term          Loss  Securities for Federal
              Income                 Gain  Carryforward     Income Tax Purposes
              -----------------------------------------------------------------
              $136,858                $--           $--              $7,430,521

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 To                   To                           Net
                 Ordinary        Capital    Tax Return      Investment
                 Loss              Loss 1   of Capital            Loss
                 -----------------------------------------------------
                 $68,636          $6,874           $--             $--

1. $6,874 was distributed in connection with Fund share redemptions.

No distributions were paid during the period ended August 31, 2003.
   The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of August 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.



              14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                 Federal tax cost               $260,231,136
                                                ============
                 Gross unrealized appreciation  $  7,504,081
                 Gross unrealized depreciation       (73,560)
                                                ------------
                 Net unrealized appreciation    $  7,430,521
                                                ============

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                    Period Ended August 31, 2003 1
                                                             Shares         Amount
------------------------------------------------------------------------------------
Class A
Sold                                                      7,734,040   $ 77,290,054 2
Redeemed                                                    (75,844)      (762,910)
                                                         ---------------------------
Net increase                                              7,658,196   $ 76,527,144
                                                         ===========================

------------------------------------------------------------------------------------
Class B
Sold                                                     12,010,627   $120,027,161 2
Redeemed                                                    (45,240)      (454,845)
                                                         ---------------------------
Net increase                                             11,965,387   $119,572,316
                                                         ===========================



              15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
2. Shares of Beneficial Interest Continued

                                                    Period Ended August 31, 2003 1
                                                             Shares         Amount
------------------------------------------------------------------------------------
Class C
Sold                                                      5,882,060    $58,782,614 2
Redeemed                                                    (17,401)      (174,989)
                                                         ---------------------------
Net increase                                              5,864,659    $58,607,625
                                                         ===========================

------------------------------------------------------------------------------------
Class N
Sold                                                        528,325    $ 5,279,783 2
Redeemed                                                         --             --
                                                         ---------------------------
Net increase                                                528,325    $ 5,279,783
                                                         ===========================

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.
2. Costs incurred by the Fund for obtaining the Warranty Agreement for the benefit of share purchases during the Offering Period were $171,068, and are included in Paid-in Capital.


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended August 31, 2003, were $275,194,144 and $15,988,521, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average annual net assets of the Fund, reduced by the amount of advisory fees paid to the Manager by Oppenheimer Main Street Fund relating to the Fund's assets invested in Oppenheimer Main Street Fund, but not below zero. That fee will apply during the Warranty Period and the Post-Warranty Period. If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that total annual operating expenses of the Fund (other than Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce total annual operating expenses to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits. In addition, during the Warranty Period the Manager has voluntarily agreed to reduce the management fee payable by the Fund by 0.00833% per month in any month following a month where the Fund's average daily equity allocation was less than 10%. Those voluntary undertakings may be amended or eliminated at any time.




              16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

   The Manager has voluntarily undertaken to reimburse the Fund for expenses equal to the Underlying Fund expenses, other than Underlying Fund management fees, paid by the Fund as a shareholder of the Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. This voluntary undertaking may be amended or eliminated at any time.
   The Manager waived or reimbursed most Fund expenses, other than 12b-1 expenses, incurred during the Offering Period. In addition, during the Offering Period, the Manager reimbursed the Fund an amount equal to expenses to maintain a yield of not less than zero, for all share classes. These voluntary undertakings were ended on August 4, 2003.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended August 31, 2003, the Fund paid $14,646 to OFS for services to the Fund.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Offering and Organizational Costs. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                   Aggregate         Class A     Concessions     Concessions     Concessions     Concessions
                   Front-End       Front-End      on Class A      on Class B      on Class C      on Class N
               Sales Charges   Sales Charges          Shares          Shares          Shares          Shares
                  on Class A     Retained by     Advanced by     Advanced by     Advanced by     Advanced by
Period Ended          Shares     Distributor   Distributor 1   Distributor 1   Distributor 1   Distributor 1
-------------------------------------------------------------------------------------------------------------
August 31, 2003   $1,964,635        $171,994             $--         $48,744          $7,167             $37

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                          Class A        Class B        Class C        Class N
                       Contingent     Contingent     Contingent     Contingent
                         Deferred       Deferred       Deferred       Deferred
                    Sales Charges  Sales Charges  Sales Charges  Sales Charges
                      Retained by    Retained by    Retained by    Retained by
Period Ended          Distributor    Distributor    Distributor    Distributor
------------------------------------------------------------------------------
August 31, 2003               $--        $16,217           $759            $--


--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the period ended August 31, 2003, expense under the Class A Plan totaled $22,530, all of



              17 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
which were paid by the Distributor to recipients, none of which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.
   Distribution fees paid to the Distributor for the period ended August 31, 2003, were as follows:

                                                               Distributor's
                                                Distributor's      Aggregate
                                                    Aggregate   Unreimbursed
                                                 Unreimbursed  Expenses as %
                Total Expenses Amount Retained       Expenses  of Net Assets
                    Under Plan  by Distributor     Under Plan       of Class
----------------------------------------------------------------------------
Class B Plan          $157,341         $77,151     $2,295,608           1.87%
Class C Plan            77,995          37,759        444,020           0.74
Class N Plan             4,554           1,137        133,382           2.46


--------------------------------------------------------------------------------
5. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the period ended or at August 31, 2003.



              18 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
To the Board of Trustees and Shareholders of Oppenheimer Principal Protected Main Street Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Principal Protected Main Street Fund, a series of Oppenheimer Principal Protected Trust, including the statement of investments, as of August 31, 2003, and the related statement of operations from June 2, 2003 to August 31, 2003, the statement of changes in net assets from June 2, 2003 to August 31, 2003, and the financial highlights from June 2, 2003 to August 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provided a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Principal Protected Main Street Fund as of August 31, 2003, the results of its operations from June 2, 2003 to August 31, 2003, the changes in its net assets from June 2, 2003 to August 31, 2003, and the financial highlights from June 2, 2003 to August 31, 2003, in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche LLP
Denver, Colorado
September 22, 2003



              19 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.



              20 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
Name, Position(s) Held with      Principal Occupation(s) During Past 5 Years; Other
Fund, Length of Service, Age     Trusteeships/Directorships Held by Trustee; Number of
                                 Portfolios in Fund Complex Currently Overseen by
                                 Trustee

INDEPENDENT                      The address of each Trustee in the chart below is 6803
TRUSTEES                         S. Tucson Way, Centennial, CO 80112-3924. Each Trustee
                                 serves for an indefinite term, until his or her
                                 resignation, retirement, death or removal.

James C. Swain,                  Formerly, Chief Executive Officer (until August 27,
Chairman and Trustee             2002) of the Board II Funds, Vice Chairman (until
(since 2003)                     January 2, 2002) of OppenheimerFunds, Inc. (the
Age: 69                          Manager) and President and a director (until 1997) of
                                 Centennial Asset Management Corporation (a wholly-owned
                                 investment advisory subsidiary of the Manager).
                                 Oversees 43 portfolios in the OppenheimerFunds complex.

William L. Armstrong,            Chairman of the following private mortgage banking
Vice Chairman and Trustee        companies: Cherry Creek Mortgage Company (since 1991),
(since 2003)                     Centennial State Mortgage Company (since 1994), The El
Age: 66                          Paso Mortgage Company (since 1993), Transland Financial
                                 Services, Inc. (since 1997); Chairman of the following
                                 private companies: Great Frontier Insurance (insurance
                                 agency) (since 1995), Ambassador Media Corporation and
                                 Broadway Ventures (since 1984); a director of the
                                 following public companies: Helmerich & Payne, Inc.
                                 (oil and gas drilling/production company) (since 1992)
                                 and UNUMProvident (insurance company) (since 1991). Mr.
                                 Armstrong is also a Director/Trustee of Campus Crusade
                                 for Christ and the Bradley Foundation. Formerly a
                                 director of the following: Storage Technology
                                 Corporation (a publicly-held computer equipment
                                 company) (1991-February 2003), and International Family
                                 Entertainment (television channel) (1992-1997),
                                 Frontier Real Estate, Inc. (residential real estate
                                 brokerage) (1994-1999), and Frontier Title (title
                                 insurance agency) (1995-June 1999); a U.S. Senator
                                 (January 1979-January 1991). Oversees 43 portfolios in
                                 the OppenheimerFunds complex.

Robert G. Avis,                  Formerly, Director and President of A.G. Edwards
Trustee (since 2003)             Capital, Inc. (General Partner of private equity funds)
Age: 72                          (until February 2001); Chairman, President and Chief
                                 Executive Officer of A.G. Edwards Capital, Inc. (until
                                 March 2000); Vice Chairman and Director of A.G.
                                 Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons,
                                 Inc. (its brokerage company subsidiary) (until March
                                 1999); Chairman of A.G. Edwards Trust Company and
                                 A.G.E. Asset Management (investment advisor) (until
                                 March 1999); and a Director (until March 2000) of A.G.
                                 Edwards & Sons and A.G. Edwards Trust Company. Oversees
                                 43 portfolios in the OppenheimerFunds complex.

George C. Bowen,                 Formerly (until April 1999): Senior Vice President
Trustee (since 2003)             (from September 1987) and Treasurer (from March 1985)
Age: 66                          of the Manager; Vice President (from June 1983) and
                                 Treasurer (since March 1985) of OppenheimerFunds
                                 Distributor, Inc. (a subsidiary of the Manager); Senior
                                 Vice President (since February 1992), Treasurer (since
                                 July 1991) Assistant Secretary and a director (since
                                 December 1991) of Centennial Asset Management
                                 Corporation; Vice President (since October 1989) and
                                 Treasurer (since April 1986) of HarbourView Asset
                                 Management Corporation (an investment advisory
                                 subsidiary of the Manager); President, Treasurer and a
                                 director (June 1989-January 1990) of Centennial Capital
                                 Corporation (an investment advisory subsidiary of the
                                 Manager); Vice President and Treasurer (since August
                                 1978) and Secretary (since April 1981) of Shareholder
                                 Services, Inc. (a transfer agent subsidiary of the
                                 Manager); Vice President, Treasurer and Secretary
                                 (since November 1989) of Shareholder Financial
                                 Services, Inc. (a transfer agent subsidiary of the
                                 Manager); Assistant Treasurer (since March 1998) of
                                 Oppenheimer Acquisition Corp. (the Manager's parent
                                 corporation); Treasurer (since November 1989) of
                                 Oppenheimer Partnership Holdings, Inc. (a holding
                                 company subsidiary of the Manager); Vice President and
                                 Treasurer (since July





              21 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

TRUSTEES AND OFFICERS  Unaudited /  Continued
--------------------------------------------------------------------------------

George C. Bowen,                 1996) of Oppenheimer Real Asset Management, Inc. (an
Continued                        investment advisory subsidiary of the Manager); Chief
                                 Executive Officer and director (since March 1996) of
                                 MultiSource Services, Inc. (a broker-dealer subsidiary
                                 of the Manager); Treasurer (since October 1997) of
                                 OppenheimerFunds International Ltd. and
                                 OppenheimerFunds plc (offshore fund management
                                 subsidiaries of the Manager). Oversees 43 portfolios in
                                 the OppenheimerFunds complex.

Edward L. Cameron,               A member of The Life Guard of Mount Vernon, George
Trustee (since 2003)             Washington's home (since June 2000). Formerly (March
Age: 65                          2001 - May 2002) Director of Genetic ID, Inc. and its
                                 subsidiaries (a privately held biotech company); a
                                 partner with PricewaterhouseCoopers LLP (from
                                 1974-1999) (an accounting firm) and Chairman (from
                                 1994-1998), Price Waterhouse LLP Global Investment
                                 Management Industry Services Group. Oversees 43
                                 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                   Chairman and Director (since 1998) of Rocky Mountain
Trustee (since 2003)             Elk Foundation (a not-for-profit foundation); and a
Age: 61                          director (since October 1999) of P.R. Pharmaceuticals
                                 (a privately held company) and UNUMProvident (an
                                 insurance company) (since June 1, 2002). Formerly
                                 Chairman and a director (until October 1996) and
                                 President and Chief Executive Officer (until October
                                 1995) of the Manager; President, Chief Executive
                                 Officer and a director of Oppenheimer Acquisition
                                 Corp., Shareholders Services Inc. and Shareholder
                                 Financials Services, Inc. (until October 1995).
                                 Oversees 43 portfolios in the OppenheimerFunds complex.

Sam Freedman,                    Director of Colorado Uplift (a non-profit charity)
Trustee (since 2003)             (since September 1984). Formerly (until October 1994)
Age: 62                          Mr. Freedman held several positions in subsidiary or
                                 affiliated companies of the Manager. Oversees 43
                                 portfolios in the OppenheimerFunds complex.

Beverly L. Hamilton,             Trustee (since 1996) of MassMutual Institutional Funds
Trustee (since 2003)             and of MML Series Investment Fund (open-end investment
Age: 56                          companies); Director of MML Services (since April 1987)
                                 and America Funds Emerging Markets Growth Fund (since
                                 October 1991) (both are investment companies), The
                                 California Endowment (a philanthropy organization)
                                 (since April 2002), and Community Hospital of Monterey
                                 Peninsula, (since February 2002); a trustee (since
                                 February 2000) of Monterey International Studies (an
                                 educational organization), and an advisor to Unilever
                                 (Holland)'s pension fund and to Credit Suisse First
                                 Boston's Sprout venture capital unit. Mrs. Hamilton
                                 also is a member of the investment committees of the
                                 Rockefeller Foundation, the University of Michigan and
                                 Hartford Hospital. Formerly, President (February
                                 1991-April 2000) ARCO Investment Management Company.
                                 Oversees 44 portfolios in the OppenheimerFunds complex.

Robert J. Malone,                Chairman and CEO (since August 2003) of Steele Street
Trustee (since 2003)             Bank (a commercial bank entity), Director (since 2001)
Age: 59                          of Jones Knowledge, Inc. (a privately held company),
                                 U.S. Exploration, Inc., (since 1997), Colorado UpLIFT
                                 (a non-profit organization) (since 1986) and a trustee
                                 of the Gallagher Family Foundation (non-profit
                                 organization) (since 2000). Formerly, Chairman of U.S.
                                 Bank (a subsidiary of U.S. Bancorp and formerly
                                 Colorado National Bank) (July 1996-April 1, 1999) and
                                 a director of Commercial Assets, Inc. (a REIT)
                                 (1993-2000). Oversees 44 portfolios in the
                                 OppenheimerFunds complex.





              22 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

F. William Marshall, Jr.,        Trustee (since 1996) of MassMutual Institutional Funds
Trustee (since 2003)             and of MML Series Investment Fund (open-end investment
Age: 61                          companies); Trustee (since 1987), Chairman of the Board
                                 (since 2003) and Chairman of the investment committee
                                 (since 1994) for the Worcester Polytech Institute;
                                 President and Treasurer (since January 1999) of the SIS
                                 Fund (a private not for profit charitable fund);
                                 Trustee (since 1995) of the Springfield Library and
                                 Museum Association; Trustee (since 1996) of the
                                 Community Music School of Springfield. Formerly, member
                                 of the investment committee of the Community Foundation
                                 of Western Massachusetts (1998 - 2003); Chairman
                                 (January 1999-July 1999) of SIS & Family Bank, F.S.B.
                                 (formerly SIS Bank); President, Chief Executive Officer
                                 and Director (May 1993-December 1998) of SIS Bankcorp,
                                 Inc. and SIS Bank (formerly Springfield Institution for
                                 Savings) and Executive Vice President (January
                                 1999-July 1999) of Peoples Heritage Financial Group,
                                 Inc. Oversees 43 portfolios in the OppenheimerFunds
                                 complex.



----------------------------------------------------------------------------------------
INTERESTED TRUSTEE               The address of Mr. Murphy in the chart below is 498
AND OFFICER                      Seventh Avenue, New York, NY 10018. Mr. Murphy serves
                                 for an indefinite term, until his resignation, death or
                                 removal.

John V. Murphy,                  Chairman, Chief Executive Officer and director (since
President and Trustee            June 2001) and President (since September 2000) of the
(since 2003)                     Manager; President and a director or trustee of other
Age: 54                          Oppenheimer funds; President and a director (since July
                                 2001) of Oppenheimer Acquisition Corp. and of
                                 Oppenheimer Partnership Holdings, Inc.; a director
                                 (since November 2001) of OppenheimerFunds Distributor,
                                 Inc.; Chairman and a director (since July 2001) of
                                 Shareholder Services, Inc. and of Shareholder Financial
                                 Services, Inc.; President and a director (since July
                                 2001) of OppenheimerFunds Legacy Program (a charitable
                                 trust program established by the Manager); a director
                                 of the following investment advisory subsidiaries of
                                 OppenheimerFunds, Inc.: OFI Institutional Asset
                                 Management, Inc. and Centennial Asset Management
                                 Corporation (since November 2001), HarbourView Asset
                                 Management Corporation and OFI Private Investments,
                                 Inc. (since July 2001); President (since November 1,
                                 2001) and a director (since July 2001) of Oppenheimer
                                 Real Asset Management, Inc.; a director (since November
                                 2001) of Trinity Investment Management Corp. and
                                 Tremont Advisers, Inc. (investment advisory affiliates
                                 of the Manager); Executive Vice President (since
                                 February 1997) of Massachusetts Mutual Life Insurance
                                 Company (the Manager's parent company); a director
                                 (since June 1995) of DLB Acquisition Corporation (a
                                 holding company that owns shares of David L. Babson &
                                 Company, Inc.); formerly, Chief Operating Officer
                                 (September 2000-June 2001) of the Manager; President
                                 and trustee (November 1999-November 2001) of MML Series
                                 Investment Fund and MassMutual Institutional Funds
                                 (open-end investment companies); a director (September
                                 1999-August 2000) of C.M. Life Insurance Company;
                                 President, Chief Executive Officer and director
                                 (September 1999-August 2000) of MML Bay State Life
                                 Insurance Company; a director (June 1989-June 1998) of
                                 Emerald Isle Bancorp and Hibernia Savings Bank (a
                                 wholly-owned subsidiary of Emerald Isle Bancorp).
                                 Oversees 75 portfolios in the OppenheimerFunds complex.






              23 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

TRUSTEES AND OFFICERS  Unaudited /  Continued
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
OFFICERS                         The address of the Officers in the chart below is as
                                 follows: for Messrs. Manioudakis, Winston and Zack, 498
                                 Seventh Avenue, New York, NY 10018, for Mr. Wixted,
                                 6803 S. Tucson Way, Centennial, CO 80112-3924. Each
                                 Officer serves for an annual term or until his or her
                                 earlier resignation, death or removal.

Angelo Manioudakis,              Senior Vice President of the Manager (since April
Vice President (since 2003)      2002); an officer of 12 portfolios in the
Age: 36                          OppenheimerFunds complex; formerly Executive Director
                                 and portfolio manager for Miller, Anderson & Sherrerd,
                                 a division of Morgan Stanley Investment Management
                                 (August 1993-April 2002).

Kenneth Winston,                 Senior Vice President and Director of Risk Management,
Vice President (since 2003)      Quantitative Research and Product Design of the Manager
Age: 50                          (since May 2001); an officer of 1 portfolio in the
                                 OppenheimerFunds complex; formerly a Managing Partner
                                 at Richards & Tierney, Inc. (March 1994 - May 2001).

Brian W. Wixted,                 Senior Vice President and Treasurer (since March 1999)
Treasurer (since 2003)           of the Manager; Treasurer (since March 1999) of
Age: 43                          HarbourView Asset Management Corporation, Shareholder
                                 Services, Inc., Oppenheimer Real Asset Management
                                 Corporation, Shareholder Financial Services, Inc.,
                                 Oppenheimer Partnership Holdings, Inc., OFI Private
                                 Investments, Inc. (since March 2000), OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc (offshore
                                 fund management subsidiaries of the Manager) (since May
                                 2000) and OFI Institutional Asset Management, Inc.
                                 (since November 2000); Treasurer and Chief Financial
                                 Officer (since May 2000) of Oppenheimer Trust Company
                                 (a trust company subsidiary of the Manager); Assistant
                                 Treasurer (since March 1999) of Oppenheimer Acquisition
                                 Corp. and OppenheimerFunds Legacy Program (since April
                                 2000); formerly Principal and Chief Operating Officer
                                 (March 1995-March 1999), Bankers Trust Company-Mutual
                                 Fund Services Division. An officer of 91 portfolios in
                                 the OppenheimerFunds complex.

Robert G. Zack,                  Senior Vice President (since May 1985) and General
Vice President & Secretary       Counsel (since February 2002) of the Manager; General
(since 2003)                     Counsel and a director (since November 2001) of
Age: 55                          OppenheimerFunds Distributor, Inc.; Senior Vice
                                 President and General Counsel (since November 2001) of
                                 HarbourView Asset Management Corporation; Vice
                                 President and a director (since November 2000) of
                                 Oppenheimer Partnership Holdings, Inc.; Senior Vice
                                 President, General Counsel and a director (since
                                 November 2001) of Shareholder Services, Inc.,
                                 Shareholder Financial Services, Inc., OFI Private
                                 Investments, Inc., Oppenheimer Trust Company and OFI
                                 Institutional Asset Management, Inc.; General Counsel
                                 (since November 2001) of Centennial Asset Management
                                 Corporation; a director (since November 2001) of
                                 Oppenheimer Real Asset Management, Inc.; Assistant
                                 Secretary and a director (since November 2001) of
                                 OppenheimerFunds International Ltd.; Vice President
                                 (since November 2001) of OppenheimerFunds Legacy
                                 Program; Secretary (since November 2001) of Oppenheimer
                                 Acquisition Corp.; formerly Acting General Counsel
                                 (November 2001-February 2002) and Associate General
                                 Counsel (May 1981-October 2001) of the Manager;
                                 Assistant Secretary of Shareholder Services, Inc. (May
                                 1985-November 2001), Shareholder Financial Services,
                                 Inc. (November 1989-November 2001); OppenheimerFunds
                                 International Ltd. And OppenheimerFunds plc (October
                                 1997-November 2001). An officer of 91 portfolios in the
                                 OppenheimerFunds complex.




The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.



              24 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

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ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of August 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.



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ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)